Other information about investments (Details 3)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2018 KZT (₸)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital | €		€ 4,005,000,000						€ 4,005,000,000
% Ownership		80.00%
Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Agenzia Giornalistica Italia SpA
Registered office		Rome
Country of operation		Italy
Share capital			$ 2,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Adfin SpA (in liquidation)
Registered office		Rome
Country of operation		Italy
Share capital			85,537,498.80
Shareholders		Eni SpA Third parties
% Equity ratio		99.67%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Two [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.67%
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.33%
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Corporate University SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			3,360,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		EniServizi SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			13,427,419.08
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Serfactoring SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			5,160,000
Shareholders		Eni SpA Third parties
% Equity ratio		49.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Five [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		49.00%
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		51.00%
In Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Aerei SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			79,817,238
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Anic Partecipazioni SpA (in liquidation)
Registered office		Ferrandina (MT)
Country of operation		Italy
Share capital | €		€ 4,644,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.03%
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		99.97%
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Gela CL [Member]
Disclosure of subsidiaries [line items]
Registered office		Gela (CL)
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Anic Partecipazioni SpA [Member]
Disclosure of subsidiaries [line items]
Share capital | €		€ 23,519,847.16
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Energia Srl
Registered office		Nuoro
Country of operation		Italy
Share capital | €		€ 516,000
Consolidation or valutation method	[1]	Co.
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Eni Energia Srl [Member]
Disclosure of subsidiaries [line items]
Registered office		San Donato Milanese (MI)
Share capital | €		€ 10,000
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni New Energy SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | €		€ 2,191,384,693
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Eni New Energy SpA [Member]
Disclosure of subsidiaries [line items]
Share capital | €		€ 9,296,000
In Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)
Registered office		Gela (CL)
Country of operation		Italy
Share capital | €		€ 1,300,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		48.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		52.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Ing. Luigi Conti Vecchi SpA
Registered office		Assemini (CA)
Country of operation		Italy
Share capital | €		€ 5,518,620.64
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Other Activities [Member] | Subsidiaries Five [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		100.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Syndial Servizi Ambientali SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | €		€ 425,647,621.42
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
In Italy [Member] | Other Activities [Member] | Subsidiaries Six [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		99.99%
In Italy [Member] | Other Activities [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		(8212.00%)
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Banque Eni SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital			50,000,000
Shareholders		Eni International BV Eni Oil Holdings BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.90%
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries One [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.10%
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Finance International SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital			2,474,225,632
Shareholders		Eni International BV Eni SpA
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Two [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		33.61%
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		66.39%
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Finance USA Inc
Registered office		Dover Delaware (USA)
Country of operation		USA
Share capital			15,000,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Insurance Designated Activity Company
Registered office		Dublin (Ireland)
Country of operation		Ireland
Share capital			500,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni International BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital			641,683,425
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni International Resources Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			50,000
Shareholders		Eni SpA Eni UK Ltd
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Six [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Six [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		8212.00%
Outside Italy [Member] | Corporate And Financial Companies [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Next Llc
Registered office		Houston (USA)
Country of operation		USA
Share capital			$ 100
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Arm Wind Llp
Registered office		Saddar Town- Karachi (Pakistan)
Country of operation		Kazakhstan
Share capital						₨ 1,200,000	₸ 2,133,967,100
% Equity ratio		90.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Windirect BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Windirect BV
% Ownership		100.00%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Arm Wind Lip [Member]
Disclosure of subsidiaries [line items]
Registered office		Astana (Kazakhstan)
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni New Energy Egypt SAE
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					ج.م. 250,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.98%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Ieoc Exploration BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Exploration BV
% Ownership		0.01%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		0.01%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Oleodotto del Reno SA
Registered office		Coira (Switzerland)
Country of operation		Switzerland
Share capital | SFr				SFr 1,550,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		100.00%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Windirect BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital | €		€ 10,000
% Equity ratio		90.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		10.00%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		90.00%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value